Schedule of anti-dilutive securities excluded from calculation of diluted net loss per share (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net loss per share	365,424	365,334	497,754	348,138
Common Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net loss per share	193,581	193,581	193,581	193,581
Common Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net loss per share	114,059	118,249	117,581	121,920
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net loss per share	57,404	52,130	48,678	31,060
Employees Stock Purchase Plan [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net loss per share	380	1,374	991	1,577
Pre Paid Advance [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net loss per share			136,923